SUPPLEMENT DATED APRIL 17, 2012 TO
                      THE PROSPECTUS DATED APRIL 16, 2012

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 893

           GUGGENHEIM GLOBAL EXPANSION & DIVIDEND PORTFOLIO, SERIES 5
                              FILE NO. 333-179958

Notwithstanding anything to the contrary in the Prospectus, the sixth bullet point under the sub-heading "Initial Universe" listed on pages 2 and 3 of the Prospectus is hereby replaced with the following:

o Companies must be engaged in the following FactSet global industries/sectors (note the strategy "Sleeve" names, which are used to specify target weights in the selection strategy):


----------------------------------- -----------------------------------
SLEEVE CATEGORY                     FACTSET SECTORS/INDUSTRIES INCLUDED
----------------------------------- -----------------------------------
Advertising                         Advertising/Marketing Services
                                    Media Conglomerates
                                    Broadcasting
                                    Cable/Satellite TV
----------------------------------- -----------------------------------
Financing                           Investment Banks/Brokers
                                    Investment Managers
                                    Major Banks
                                    Financial Conglomerates
----------------------------------- -----------------------------------
Industrials                         Steel
                                    Trucks/Construction/Farm Machinery
                                    Industrial Conglomerates
                                    Oil & Gas Production
                                    Coal
                                    Other Metals/Minerals
                                    Contract Drilling
                                    Oilfield Services/Equipment
----------------------------------- -----------------------------------
Technology                          Semiconductors
                                    Electronic Components
                                    Computer Processing Hardware
                                    Computer Communications
                                    Electronic Production Equipment
                                    Information Technology Services
                                    Packaged Software
                                    Internet Software/Services
----------------------------------- -----------------------------------
Telecom                             Telecommunications Equipment
                                    Major Telecommunications
                                    Specialty Telecommunications
                                    Wireless Telecommunications
----------------------------------- -----------------------------------
Transport                           Marine Shipping
                                    Air Freight/Couriers
                                    Airlines
----------------------------------- -----------------------------------

Please see the Prospectus for additional information.

                       Please keep for future reference.

                                                           UITPRO893-SUPP-041712